Derivative financial instruments	12 Months Ended
Mar. 31, 2018
Derivative financial instruments
Derivative financial instruments

4.           Derivative financial instruments

The Audit Committee of the Board of Directors has responsibility for monitoring the treasury policies and objectives of the Company, which include controls over the procedures used to manage the main financial risks arising from the Company’s operations. Such risks comprise commodity price, foreign exchange and interest rate risks. The Company uses financial instruments to manage exposures arising from these risks. These instruments include borrowings, cash deposits and derivatives (principally jet fuel derivatives, interest rate swaps, cross-currency interest rate swaps and forward foreign exchange contracts). It is the Company’s policy that no speculative trading in financial instruments takes place.

The Company’s historical fuel risk management policy has been to hedge between 70% and 90% of the forecast rolling annual volumes required to ensure that the future cost per gallon of fuel is locked in. This policy was adopted to prevent the Company being exposed, in the short term, to adverse movements in global jet fuel prices. However, when deemed to be in the best interests of the Company, it may deviate from this policy. At July 19, 2018, the Company had hedged approximately 90% (2017: 90%, 2016: 95%) of its estimated fuel exposure for the next fiscal year and approximately 19% of its estimated fuel exposure for the fiscal year 2020.

Foreign currency risk in relation to the Company’s trading operations largely arises in relation to non-euro currencies. These currencies are primarily U.K. pounds sterling and the U.S. dollar. The Company manages this risk by matching U.K. pounds sterling revenues against U.K. pounds sterling costs. Surplus U.K. pounds sterling revenues are sometimes used to fund forward foreign exchange contracts to hedge U.S. dollar currency exposures that arise in relation to fuel, maintenance, aviation insurance, and capital expenditure costs and excess U.K. pounds sterling are converted into euro. Additionally, the Company swaps euro for U.S. dollars using forward currency contracts to cover any expected U.S. dollar outflows for these costs. From time to time, the Company also swaps euro for U.K. pounds sterling using forward currency contracts to hedge expected future surplus U.K. pounds sterling. From time to time the Company also enters into cross-currency interest rate swaps to hedge against fluctuations in foreign exchange rates and interest rates in respect of U.S. dollar denominated borrowings.

The Company’s objective for interest rate risk management is to reduce interest-rate risk through a combination of financial instruments, which lock in interest rates on debt and by matching a proportion of floating rate assets with floating rate liabilities. In addition, the Company aims to achieve the best available return on investments of surplus cash – subject to credit risk and liquidity constraints. Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty based on third-party market-based ratings. In line with the above interest rate risk management strategy, the Company has entered into a series of interest rate swaps to hedge against fluctuations in interest rates for certain floating rate financial arrangements and certain other obligations. The Company has also entered into floating rate financing for certain aircraft, which is matched with floating rate deposits. Additional numerical information on these swaps and on other derivatives held by the Company is set out below and in Note 10 to the consolidated financial statements.

The Company utilises a range of derivatives designed to mitigate these risks. All of the above derivatives have been accounted for at fair value in the Company’s balance sheet and have been utilised to hedge against these particular risks arising in the normal course of the Company’s business. All have been designated as hedging derivatives for the purposes of IAS 39 and are fully set out below.

Derivative financial instruments, all of which have been recognised at fair value in the Company’s balance sheet, are analysed as follows:

	At March 31,
	2018	2017	2016
	€M	€M	€M
Non-current assets
Gains on cash-flow hedging instruments – maturing after one year	2.6	23.0	88.5
	2.6	23.0	88.5
Current assets
Gains on cash flow hedging instruments – maturing within one year	212.1	286.3	269.1
	212.1	286.3	269.1
Total derivative assets	214.7	309.3	357.6
Current liabilities
Losses on cash flow hedging instruments – maturing within one year	(190.5)	(1.7)	(555.4)
	(190.5)	(1.7)	(555.4)
Non-current liabilities
Losses on cash flow hedging instruments – maturing after one year	(415.5)	(2.6)	(111.6)
	(415.5)	(2.6)	(111.6)
Total derivative liabilities	(606.0)	(4.3)	(667.0)
Net derivative financial instrument position at year-end	(391.3)	305.0	(309.4)

All of the above gains and losses were unrealised at the period-end.

The table above includes the following derivative arrangements:

	Fair value	Fair value	Fair value
	2018 (a)	2017 (a)	2016 (a)
	€M	€M	€M
Interest rate swaps (b)
Less than one year (c)	(0.7)	1.6	(10.4)
Between one and five years	(6.0)	6.3	(0.5)
After five years	—	—	2.7
	(6.7)	7.9	(8.2)
Foreign currency forward contracts (b)
Less than one year	(187.4)	224.8	266.6
Between one and five years	(407.0)	11.9	28.7
After five years	—	2.2	—
	(594.4)	238.9	295.3
Commodity forward contracts (d)
Less than one year	209.8	58.2	(542.6)
Between one and five years	—	—	(53.9)
	209.8	58.2	(596.5)
Net derivative position at year end	(391.3)	305.0	(309.4)

(a)	The derivative arrangements in the above table have been netted for disclosure purposes only. The amounts included on the Balance Sheet are gross amounts.

(b)

Additional information in relation to the above interest rate swaps and forward currency contracts (i.e. notional value and weighted average interest rates) can be found in Note 10 to the consolidated financial statements.

(c)

€1.0 million interest rate swap financial liabilities falling due within one year, is net of €0.3 million derivative financial assets, falling due within one year, in respect of cross currency interest rate swaps (see Note 10 to the consolidated financial statements).

(d)	€209.8 million commodity forward contracts relate solely to jet fuel derivative financial assets (see Note 10 of the consolidated financial statements).

The Company enters in to derivative transactions with a number of different counterparties with which there are International Swaps and Derivatives Association (“ISDA”) master agreements in place. As the Company does not intend to settle derivatives net, nor is any collateral posted for derivative transactions, no netting has been applied to the derivative balances. Of the Company’s total derivative assets of €214.7 million, €25.1 million are available for offset against derivative liabilities under master netting arrangements.

Interest rate swaps are primarily used to convert a portion of the Company’s floating rate exposures on borrowings into fixed rate exposures and are set so as to match exactly the critical terms of the underlying debt being hedged (i.e. notional principal, interest rate settings, re-pricing dates). These are all designated in cash-flow hedges of the forecasted variable interest payments and rentals due on the Company’s underlying debt and operating leases and have been determined to be highly effective in achieving offsetting cash flows. Accordingly, no ineffectiveness has been recorded in the income statement relating to these hedges in the current and preceding years.

The Company also utilises cross currency interest rate swaps to manage exposures to fluctuations in foreign exchange rates of U.S. dollar denominated floating rate borrowings, together with managing the exposures to fluctuations in interest rates on these U.S. dollar denominated floating rate borrowings. Cross currency interest rate swaps are primarily used to convert a portion of the Company’s U.S. dollar denominated debt to euro and floating rate interest exposures into fixed rate exposures and are set so as to match exactly the critical terms of the underlying debt being hedged (i.e. notional principal, interest rate settings, re-pricing dates). These are all designated in cash-flow hedges of the forecasted U.S. dollar variable interest payments on the Company’s underlying debt and have been determined to be highly effective in achieving offsetting cash flows. Accordingly, no ineffectiveness has been recorded in the income statement relating to these hedges in the current year.

Foreign currency forward contracts may be utilised in a number of ways: forecast U.K. pounds sterling and euro revenue receipts are converted into U.S. dollars to hedge against forecasted U.S. dollar payments principally for jet fuel, insurance, capital expenditure and other aircraft related costs. These are designated in cash-flow hedges of forecasted U.S. dollar payments and have been determined to be highly effective in offsetting variability in future cash flows arising from the fluctuation in the U.S. dollar to U.K. pounds sterling and euro exchange rates for the forecasted U.S. dollar purchases. Because the timing of anticipated payments and the settlement of the related derivatives is very closely coordinated, no ineffectiveness has been recorded for these foreign currency forward contracts in the current or preceding years (the underlying hedged items and hedging instruments have been consistently closely matched).

The Company also utilises jet fuel forward contracts to manage exposure to jet fuel prices. These are used to hedge the Company’s forecasted fuel purchases, and are arranged so as to match as closely as possible against forecasted fuel delivery and payment requirements. These are designated in cash-flow hedges of forecasted fuel payments and have been determined to be highly effective in offsetting variability in future cash flows arising from fluctuations in jet fuel prices. No ineffectiveness has been recorded on these arrangements in the current or preceding years.

The European Union Emissions Trading System (EU ETS) began operating for airlines on January 1, 2012. Ryanair recognises the cost associated with the purchase of carbon credits as part of the EU ETS as an expense in the income statement. This expense is recognised in line with fuel consumed during the fiscal year as the Company’s carbon emissions and fuel consumption are directly linked.

The (gains)/losses on the aircraft firm commitments are recognised as part of the capitalised cost of aircraft additions, within property, plant and equipment. The (gains)/losses on interest rate swaps, commodity forward contracts and forward currency contracts (excluding aircraft firm commitments) are recognised in the income statement when the hedged transaction occurs.

The following table indicates the amounts that were reclassified from other comprehensive income into the income statement, analysed by income statement category, in respect of cash-flow hedges realised during the year:

	Year ended March 31,
	2018	2017	2016
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognised in fuel and oil operating expenses, net of tax	117.8	(504.6)	(891.4)
Interest rate swaps
Reclassification adjustments for (gains)/losses recognised in finance expense, net of tax	2.3	1.1	(15.4)
Foreign currency forward contracts
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	(0.5)	(10.8)	(28.4)
	119.6	(514.3)	(935.2)

The following table indicates the amounts that were reclassified from other comprehensive income into the capitalised cost of aircraft additions within property, plant and equipment, in respect of cash-flow hedges realised during the year:

	Year ended March 31,
	2018	2017	2016
	€M	€M	€M
Foreign currency forward contracts
Recognised in property plant and equipment – aircraft additions	108.4	109.7	(39.6)
	108.4	109.7	(39.6)

The following tables indicate the periods in which cash flows associated with derivatives that are designated as cash-flow hedges were expected to occur and to impact on profit or loss, as of March 31, 2018, 2017 and 2016:

	Net	Expected
	Carrying	Cash
	Amount	Flows	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2018
Interest rate swaps	(6.7)	(6.7)	(0.7)	(0.2)	(0.6)	(1.0)	(4.2)
U.S. dollar currency forward contracts	(181.4)	(181.4)	(153.4)	(28.4)	0.4	—	—
U.S. dollar currency forward contracts to be capitalised in property, plant and equipment - aircraft additions	(413.0)	(413.0)	(34.0)	(75.5)	(82.9)	(99.7)	(120.9)
Commodity forward contracts	209.8	209.8	—	—	—	—	—
	(391.3)	(391.3)	(188.1)	(104.1)	(83.1)	(100.7)	(125.1)

	Net	Expected
	Carrying	Cash
	Amount	Flows	2018	2019	2020	2021	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2017
Interest rate swaps	7.9	7.5	1.5	0.2	1.9	1.5	2.4
U.S. dollar currency forward contracts	238.9	238.9	224.8	6.4	2.9	1.7	3.1
Commodity forward contracts	58.2	58.2	58.2	—	—	—	—
	305.0	304.6	284.5	6.6	4.8	3.2	5.5

	Net	Expected
	Carrying	Cash
	Amount	Flows	2017	2018	2019	2020	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2016
Interest rate swaps	(8.2)	26.2	(2.1)	4.0	2.8	3.8	17.7
U.S. dollar currency forward contracts	44.9	54.7	86.3	(37.1)	2.3	2.0	1.2
U.S. dollar currency forward contracts to be capitalised in property, plant and equipment - aircraft additions	250.4	241.7	180.3	61.4	—	—	—
Commodity forward contracts	(596.5)	(596.5)	(542.5)	(54.0)	—	—	—
	(309.4)	(273.9)	(278.0)	(25.7)	5.1	5.8	18.9

Derivative transactions entered into by the Company with a particular counterparty are not settled net and there are no provisions within these agreements to off-set similar transactions.